Note 4 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair Value Measurements at the End of the Reporting Period
	Level 1	Level 2	Level 3	Total
Items measured at fair value on a recurring basis at December 31, 2016

Cash and cash equivalents
Money market mutual funds	$-	$162	$-	$162

Items measured at fair value on a recurring basis at December 31, 2015

Cash and cash equivalents
Money market mutual funds	$-	$161	$-	$161

Fair Value Measurements, Nonrecurring [Table Text Block]
Items measured at fair value on a nonrecurring basis at December 31, 2015 (nil at December 31, 2016)	Level 1	Level 2	Level 3	Total	Total Losses

Long-term investments
Cost method securities (note 9)	$-	$-	$2,414	$2,414	$(4,953)